Deposits (Tables)	12 Months Ended
Dec. 31, 2023
Deposits.
Schedule of deposits and related interest expense

	2023	2022

	(Dollars in Thousands)
Deposits:
Demand - non-interest bearing
Domestic	$4,126,635	$4,744,299
Foreign	904,210	1,101,756
Total demand non-interest bearing	5,030,845	5,846,055
Savings and interest bearing demand
Domestic	3,161,411	3,448,717
Foreign	1,207,121	1,297,051
Total savings and interest bearing demand	4,368,532	4,745,768
Time, certificates of deposit $100,000 or more
Domestic	763,419	652,073
Foreign	1,103,710	892,619
Less than $100,000
Domestic	289,565	276,660
Foreign	268,483	246,832
Total time, certificates of deposit	2,425,177	2,068,184
Total deposits	$11,824,554	$12,660,007

	2023	2022	2021

	(Dollars in Thousands)
Interest expense:
Savings and interest bearing demand
Domestic	$42,148	$9,196	$3,268
Foreign	18,189	3,490	842
Total savings and interest bearing demand	60,337	12,686	4,110
Time, certificates of deposit $100,000 or more
Domestic	18,597	5,528	6,652
Foreign	25,471	3,867	3,452
Less than $100,000
Domestic	4,592	1,027	984
Foreign	4,498	735	567
Total time, certificates of deposit	53,158	11,157	11,655
Total interest expense on deposits	$113,495	$23,843	$15,765

Scheduled maturities of time deposits

Scheduled maturities of time deposits as of December 31, 2023 were as follows:

Total
(in thousands)
2024	$2,301,914
2025	85,385
2026	23,102
2027	14,200
2028	573
Thereafter	3
Total	$2,425,177

Scheduled maturities of time deposits in amounts of $100,000 or more

Total
(in thousands)
Due within 3 months or less	$859,734
Due after 3 months and within 6 months	517,994
Due after 6 months and within 12 months	409,193
Due after 12 months	80,208
$1,867,129